INCOME TAXES - Deferred income tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred income tax assets not recognized	$ 122,435	$ 119,836
Tax losses-capital
INCOME TAXES
Deferred income tax assets not recognized	55,704	58,312
Tax losses-operating
INCOME TAXES
Deferred income tax assets not recognized	57,580	51,353
Tax credits
INCOME TAXES
Deferred income tax assets not recognized	1,126	1,126
Other deductible temporary differences
INCOME TAXES
Deferred income tax assets not recognized	2,653	5,023
Property, plant and equipment, net
INCOME TAXES
Deferred income tax assets not recognized	$ 5,372	$ 4,022